OPERATING LEASE COMMITMENTS (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012
OPERATING LEASE COMMITMENTS
Period Ending September 30, 2012	$ 634,000	$ 635,000
Period Ending September 30, 2013	159,000	620,000
Period Ending September 30, 2014	634,000	635,000
Period Ending September 30, 2015	636,000	649,000
Period Ending September 30, 2016	650,000	466,000
Period Ending September 30, 2017	464,000
Total	2,543,000	2,976,000
Franklin [Member]
OPERATING LEASE COMMITMENTS
Period Ending September 30, 2012		441,000
Period Ending September 30, 2013		431,000
Period Ending September 30, 2014		441,000
Period Ending September 30, 2015		451,000
Period Ending September 30, 2016		383,000
Total		2,127,000
Philadelphia [Member]
OPERATING LEASE COMMITMENTS
Period Ending September 30, 2012		194,000
Period Ending September 30, 2013		189,000
Period Ending September 30, 2014		194,000
Period Ending September 30, 2015		198,000
Period Ending September 30, 2016		83,000
Total		849,000
Franklin [Member]
OPERATING LEASE COMMITMENTS
Period Ending September 30, 2012	447,000
Period Ending September 30, 2013	113,000
Period Ending September 30, 2014	447,000
Period Ending September 30, 2015	444,000
Period Ending September 30, 2016	454,000
Period Ending September 30, 2017	382,000
Total	1,840,000
Philadelphia [Member]
OPERATING LEASE COMMITMENTS
Period Ending September 30, 2012	187,000
Period Ending September 30, 2013	46,000
Period Ending September 30, 2014	187,000
Period Ending September 30, 2015	192,000
Period Ending September 30, 2016	196,000
Period Ending September 30, 2017	82,000
Total	$ 703,000